Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions						1 Months Ended		25 Months Ended
	Sep. 30, 2018 CAD ($)	Mar. 15, 2018	Jan. 31, 2018 CAD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 CAD ($)	Jul. 31, 2008 CAD ($)	Jun. 30, 2007 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Mar. 31, 2013 CAD ($)
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 650				$ 4,000
Underwriting offering, percentage				6.00%
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision									$ 35,000,000		$ 99,000,000	$ 222,000,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities									0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities									1,500,000,000
Green v. Canadian Imperial Bank of Commerce, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought						$ 5,000,000,000
Cash transferred										$ 125,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought							$ 500,000,000
Loss contingency, punitive damage							$ 100,000,000
Damages payable subject to approval									$ 153,000,000
Pozgaj v. CIBC and CIBC Trust [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 200,000,000
Pilon v. Amex Bank of Canada, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage			$ 500
The RRSP of J.T.G v. His Majesty The King [Member] | Part 1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Assessment Payable													$ 139,000,000
The RRSP of J.T.G v. His Majesty The King [Member] | Part XI.1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Reassessment Payable													$ 144,000,000
Salko v. CIBC Investor Services Inc. et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Punitive damages as a percentage of the total sum of fees charged to class members		5.00%
Vaillancourt and Thivierge v. Bank of Montreal, et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage					$ 300